UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08939
                                     ---------
                               THIRD AVENUE TRUST
                               ------------------
               (Exact name of registrant as specified in charter)

622 THIRD AVENUE, 32ND FLOOR, NEW YORK NY                                  10017
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

W.JAMES HALL III, GENERAL COUNSEL, 622 THIRD AVENUE, NEW YORK NY 10017
----------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: OCTOBER 31, 2004
                         ----------------

Date of reporting period: JULY 31, 2004
                          -------------


     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 284.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 280.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940 is as follows:


                                                          [GRAPHIC OMITTED]

                                                         THIRD AVENUE TRUST
                                                       THIRD AVENUE VALUE FUND
                                                      PORTFOLIO OF INVESTMENTS
                                                          AT JULY 31, 2004
                                                             (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.72%
Energy & Utilities       17,500,000     Mirant Americas Generation LLC (a) (b)*                   $      9,975,000       0.29%
                                                                                                  ----------------
Insurance Services        5,715,390     Safelite Glass Term A Note (b)                                   5,501,062
Companies                 9,192,099     Safelite Glass Term B Note (b)                                   8,847,396
                                                                                                  ----------------
                                                                                                        14,348,458       0.42%
                                                                                                  ----------------
Oil Services                177,872     Cimarron Petroleum Corp. (a) (b)                                   250,000       0.01%
                                                                                                  ----------------
                                        TOTAL BANK DEBT
                                        (Cost $20,866,546)                                             24,573,458
                                                                                                  ----------------
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 10.44%
Aerospace/Defense        28,307,000     Kellstrom Industries, Inc. 5.75%, due 10/15/02 (a) (b) *           639,314
                         45,384,000     Kellstrom Industries, Inc. 5.50%, due 06/15/03 (a) (b) *         1,024,998
                                                                                                  ----------------
                                                                                                         1,664,312       0.05%
                                                                                                  ----------------
Building & Construction  78,559,000     USG Corp. 9.25%, due 09/15/01 (a) (b) *                         88,693,111
                         85,535,000     USG Corp. 8.50%, due 08/01/05 (a) *                             95,371,525
                            555,000     USG Corp. Muni East Chicago Solid Waste Disposal 5.50%,
                                        due 09/01/28 (a) *                                                 520,668
                          3,755,000     USG Corp. Muni East Chicago Solid Waste Disposal 6.375%,
                                        due 08/01/29 (a) *                                               3,525,081
                         17,460,000     USG Corp. Muni Pennsylvania Economic Dev. 6.00%,
                                        due 06/01/31 (a) *                                              16,784,123
                         26,040,000     USG Corp. Muni Ohio Solid Waste Disposal 5.60%,
                                        due 08/01/32 (a) *                                              25,048,136
                         18,930,000     USG Corp. Muni Ohio Solid Waste Disposal 5.65%,
                                        due 03/01/33 (a) *                                              18,208,578
                          4,210,000     USG Corp. Muni Ohio Solid Waste Disposal 6.05%,
                                        due 08/01/34 (a) *                                               4,048,673
                                                                                                  ----------------
                                                                                                       252,199,895       7.38%
                                                                                                  ----------------
Consumer Products        64,300,000     Home Products International, Inc. 9.625%, due 05/15/08          53,690,500       1.57%
                                                                                                  ----------------
Energy & Utilities       10,000,000     Mirant Americas Generation LLC 8.50%, due 10/01/21 (a) *         7,950,000       0.23%
                                                                                                  ----------------
Finance                  20,000,000     CIT Group, Inc., 7.125%, due 10/15/04                           20,221,640
                            375,000     CIT Group, Inc., 6.625%, due 06/15/05                              388,300
                                                                                                  ----------------
                                                                                                        20,609,940       0.61%
                                                                                                  ----------------
------------------------------------------------------------------------------------------------------------------------------------

                                                              |  1  |

                                                          [GRAPHIC OMITTED]

                                                         THIRD AVENUE TRUST
                                                       THIRD AVENUE VALUE FUND
                                                      PORTFOLIO OF INVESTMENTS
                                                          AT JULY 31, 2004
                                                             (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS (CONTINUED)
Hard Goods Retail        18,648,000     Hechinger Co. 6.95%, due 10/15/03 (a) (b) *               $             --
                         14,752,000     Hechinger Co. 9.45%, due 11/15/12 (a) (b) *                             --
                                                                                                  ----------------
                                                                                                                --       0.00%
                                                                                                  ----------------
Medical Biotechnology     1,126,736     Comprehensive Neuroscience Senior Notes 5.75%,
                                        due 02/07/06 (b)                                                    33,814       0.00%
                                                                                                  ----------------
Metals-Diversified        6,500,000     Haynes International, Inc. 11.625%, due 09/01/04 (a) *           5,037,500       0.15%
                                                                                                  ----------------
Retail                   92,249,625     Kmart Escrow Notes (a) (b) (d)                                          --
                         86,205,118     Kmart Holding Corp. Trade Claims (a) (b)                        14,744,127
                                                                                                  ----------------
                                                                                                        14,744,127       0.43%
                                                                                                  ----------------
Textiles                 50,000,000     Westpoint Stevens, Inc. 7.875%, due 06/15/05 (a) *                 562,500       0.02%
                                                                                                  ----------------
                                        TOTAL CORPORATE DEBT INSTRUMENTS
                                        (Cost $306,818,258)                                            356,492,588
                                                                                                  ----------------
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 1.32%
U.S. Treasury Notes      45,000,000     U.S. Treasury Note 1.75%, due 12/31/04 (e)                      45,036,945       1.32%
                                                                                                  ----------------
                                        TOTAL U.S. GOVERNMENT OBLIGATIONS
                                        (Cost $44,994,735)                                             45,036,945
                                                                                                  ----------------
                             SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.88%
Bermuda Based                   259     American Capital Access Holdings, Convertible (a) (b) (c)
Financial Institutions                  (Bermuda)                                                       14,734,728
                                103     American Capital Access Holdings, Senior
                                        Convertible (a) (b) (c) (Bermuda)                                5,889,004
                             89,490     American Capital Access Holdings, Series A Senior
                                        Convertible (a) (b) (c) (Bermuda)                                8,333,333
                          6,045,667     CGA Group, Ltd., Series C (a) (b) (c) (Bermuda)                         --
                                                                                                  ----------------
                                                                                                        28,957,065       0.85%
                                                                                                  ----------------
Insurance & Reinsurance       4,775     Ecclesiastical Insurance, 8.625% (United Kingdom)                    9,399
                          1,022,245     RS Holdings Convertible Class A (a) (b)                            987,938
                                                                                                  ----------------
                                                                                                           997,337       0.03%
                                                                                                  ----------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $36,814,423)                                              29,954,402
                                                                                                  ----------------
------------------------------------------------------------------------------------------------------------------------------------

                                                           |  2  |

                                                      [GRAPHIC OMITTED]


                                                     THIRD AVENUE TRUST
                                                   THIRD AVENUE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2004
                                                         (UNAUDITED)

                                                                                                                        % OF
                                SHARES     ISSUES                                                          VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 74.05%
Annuities & Mutual Fund        967,732     Legg Mason, Inc.                                       $     76,005,671
Management & Sales             489,900     Nuveen Investments Class A                                   12,443,460
                               139,212     Westwood Holdings Group, Inc.                                 2,512,777
                                                                                                  ----------------
                                                                                                        90,961,908       2.66%
                                                                                                  ----------------
Assisted Living Facilities   1,567,118     CareMatrix Corp. (a) (b)                                             --       0.00%
                                                                                                  ----------------
Bermuda Based                   87,035     ACE Ltd. (Bermuda)                                            3,532,751
Financial Institutions         432,300     Arch Capital Group, Ltd. (a) (Bermuda)                       16,643,550
                               118,449     ESG Re, Ltd. (a) (Bermuda)                                       29,612
                                15,675     ESG Re, Ltd. Warrants (a) (b) (Bermuda)                               1
                               480,000     Montpelier RE Holdings, Ltd. (Bermuda)                       16,982,400
                               127,500     Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                  23,382,225
                               295,217     Trenwick Group, Ltd. (Bermuda)                                    2,509
                                58,300     White Mountains Insurance Group, Ltd. (Bermuda)              29,470,650
                                                                                                  ----------------
                                                                                                        90,043,698       2.64%
                                                                                                  ----------------
Computerized Securities      1,715,256     Instinet Group, Inc. (a)                                      7,667,194
Trading                        132,800     Investment Technology Group, Inc. (a)                         1,744,992
                                                                                                  ----------------
                                                                                                         9,412,186       0.28%
                                                                                                  ----------------
Computers, Networks            100,000     3Com Corp. (a)                                                  493,000       0.01%
& Software                                                                                        ----------------
Depository Institutions        106,000     Astoria Financial Corp.                                       3,620,960
                               835,000     BankAtlantic Bancorp, Inc. Class A                           15,230,400
                                69,566     Banknorth Group, Inc.                                         2,219,851
                               529,600     Brookline Bancorp, Inc.                                       7,536,208
                               218,500     Carver Bancorp, Inc. (c)                                      4,135,113
                               250,787     Citigroup, Inc. Litigation Tracking Warrants (a)                205,896
                                61,543     Commercial Federal Corp.                                      1,620,427
                                60,000     EverTrust Financial Group, Inc.                               1,526,400
                                45,210     Tompkins Trustco, Inc.                                        2,108,594
                               390,800     Woronoco Bancorp, Inc. (c)                                   14,303,280
                                                                                                  ----------------
                                                                                                        52,507,129       1.54%
                                                                                                  ----------------
------------------------------------------------------------------------------------------------------------------------------------

                                                          |  3  |

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                                   THIRD AVENUE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2004
                                                         (UNAUDITED)

                                                                                                                        % OF
                             SHARES     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Discount Priced Holding   3,516,150     Brascan Corp. Class A (Canada)                             $    97,151,224
Companies                    83,370     Capital Southwest Corp.                                          6,169,380
                            700,000     Guoco Group, Ltd. (Hong Kong)                                    5,833,446
                          8,000,000     Hutchison Whampoa, Ltd. (Hong Kong)                             54,103,605
                          6,175,000     Investor AB Class A (Sweden)                                    60,753,007
                          8,966,000     Toyota Industries Corp. (Japan)                                210,363,734
                                                                                                  ----------------
                                                                                                       434,374,396      12.72%
                                                                                                  ----------------
Electronics Components    2,496,500     American Power Conversion Corp.                                 37,697,150
                          6,380,700     AVX Corp.                                                       79,567,329
                                                                                                  ----------------
                                                                                                       117,264,479       3.43%
                                                                                                  ----------------
Financial Insurance         300,000     Ambac Financial Group, Inc.                                     21,333,000
                            118,812     American Capital Access Holdings  (a) (b) (c) (Bermuda)          8,097,935
                          1,777,409     MBIA, Inc.                                                      95,944,538
                                                                                                  ----------------
                                                                                                       125,375,473       3.67%
                                                                                                  ----------------
Financial Services          250,000     CIT Group, Inc.                                                  8,690,000       0.25%
                                                                                                  ----------------
Housing Development         208,750     Levitt Corp. Class A (a)                                         4,331,563       0.13%
                                                                                                  ----------------
Industrial & Agricultural   594,300     Alamo Group, Inc. (c)                                            9,651,432
Equipment                   299,300     Lindsay Manufacturing Co.                                        7,222,109
                            360,100     Mestek, Inc. (a)                                                 5,999,266
                            480,500     Standex International Corp.                                     10,936,180
                                                                                                  ----------------
                                                                                                        33,808,987       0.99%
                                                                                                  ----------------
Insurance & Reinsurance     200,678     ACMAT Corp. Class A (a) (c)                                      2,464,326
                          1,576,580     Radian Group, Inc.                                              72,554,212
                             32,089     RS Holdings Class A (a) (b)                                         30,803
                                                                                                  ----------------
                                                                                                        75,049,341       2.20%
                                                                                                  ----------------
Insurance Services          940,131     Safelite Glass Corp. (a) (b)                                     5,640,786
Companies                    63,460     Safelite Realty Corp. (a) (b)                                      576,851
                                                                                                  ----------------
                                                                                                         6,217,637       0.18%
                                                                                                  ----------------
------------------------------------------------------------------------------------------------------------------------------------

                                                          |  4  |

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                                   THIRD AVENUE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2004
                                                         (UNAUDITED)

                                                                                                                        % OF
                             SHARES     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Life Insurance            2,009,900     The Phoenix Companies, Inc.                               $     20,842,663       0.61%
                                                                                                  ----------------
Medical Supplies            342,300     Datascope Corp.                                                 11,881,233
& Services                1,000,000     Sankyo Co., Ltd. (Japan)                                        21,578,215
                            181,500     St. Jude Medical, Inc. (a)                                      12,365,595
                                                                                                  ----------------
                                                                                                        45,825,043       1.34%
                                                                                                  ----------------
Non-Life                  9,159,100     Aioi Insurance Co., Ltd. (Japan)                                38,952,164
Insurance-Japan           2,116,200     Millea Holdings, Inc. ADR                                      157,339,470
                         10,857,140     Mitsui Sumitomo Insurance Co., Ltd. (Japan)                    100,335,151
                          4,420,560     Sompo Japan Insurance, Inc. (Japan)                             43,588,851
                                                                                                  ----------------
                                                                                                       340,215,636       9.96%
                                                                                                  ----------------
Oil & Gas                   313,400     EnCana Corp. (Canada)                                           13,889,888
Production & Services     1,000,000     Nabors Industries, Ltd. (a) (Bermuda)                           46,500,000
                                                                                                  ----------------
                                                                                                        60,389,888       1.77%
                                                                                                  ----------------
Pharmaceutical Services   1,308,740     Innovative Clinical Solutions, Ltd. (a) (c)                          7,198
                            598,000     PAREXEL International Corp. (a)                                 11,487,580
                            637,500     Pharmaceutical Product Development, Inc. (a)                    22,350,750
                                                                                                  ----------------
                                                                                                        33,845,528       0.99%
                                                                                                  ----------------
Real Estate               1,387,200     Alexander & Baldwin, Inc.                                       45,611,136
                            166,000     Alico, Inc.                                                      6,405,940
                            959,000     Burnham Pacific Properties, Inc.                                   117,477
                          1,134,196     Catellus Development Corp.                                      28,354,900
                             31,000     Consolidated-Tomoka Land Co.                                     1,184,200
                          1,352,836     CRT Properties, Inc. (c)                                        29,221,258
                          1,766,514     Forest City Enterprises, Inc. Class A                           92,565,334
                             11,250     Forest City Enterprises, Inc. Class B                              587,813
                             47,348     Homefed Corp. (a)                                                1,840,653
                             14,600     LNR Property Corp.                                                 788,546
                                846     Public Storage, Inc.                                                39,872
------------------------------------------------------------------------------------------------------------------------------------

                                                          |  5  |

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                                   THIRD AVENUE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2004
                                                         (UNAUDITED)

                                                                                                                        % OF
                             SHARES     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate               3,420,106     Tejon Ranch Co. (a) (c)                                   $    113,889,530
(continued)               2,838,500     The St. Joe Co.                                                122,112,270
                          2,150,000     Trammell Crow Co. (a) (c)                                       28,831,500
                                                                                                  ----------------
                                                                                                       471,550,429      13.81%
                                                                                                  ----------------
Retail                    2,217,294     Frank's Nursery & Crafts, Inc. (a) (c)                           1,486,917
                          1,492,913     Kmart Holding Corp. (a)                                        115,596,254
                          2,250,000     Kmart Holding Corp. (a) (b)                                    165,506,625
                                                                                                  ----------------
                                                                                                       282,589,796       8.27%
                                                                                                  ----------------
Security Brokers, Dealers   447,200     Jefferies Group, Inc.                                           14,015,248
& Flotation Companies     1,629,375     Raymond James Financial, Inc.                                   38,078,494
                                                                                                  ----------------
                                                                                                        52,093,742       1.52%
                                                                                                  ----------------
Semiconductor               700,000     Applied Materials, Inc. (a)                                     11,879,000       0.35%
Equipment Manufacturers                                                                           ----------------

Small-Cap Technology        247,200     Planar Systems, Inc. (a)                                         3,413,832       0.10%
                                                                                                  ----------------
Telecommunications        1,250,000     Comverse Technology, Inc. (a)                                   21,325,000
                          2,008,200     Tellabs, Inc. (a)                                               17,893,062
                                                                                                  ----------------
                                                                                                        39,218,062       1.15%
                                                                                                  ----------------
Title Insurance           1,000,000     First American Corp.                                            26,860,000
                            479,800     Stewart Information Services Corp.                              17,008,910
                                                                                                  ----------------
                                                                                                        43,868,910       1.28%
                                                                                                  ----------------
Transportation               55,032     Florida East Coast Industries, Inc.                              2,045,539       0.06%
                                                                                                  ----------------
Utilities, Utility        3,255,409     Danielson Holding Corp. (a) (c)                                 19,695,224
Service Companies &       1,280,213     Danielson Holding Corp. (a) (b) (c)                              6,970,760
Waste Management          4,847,600     Quanta Services, Inc. (a)                                       30,442,928
                            400,000     TXU Corp.                                                       15,864,000
                                                                                                  ----------------
                                                                                                        72,972,912       2.14%
                                                                                                  ----------------
                                        TOTAL COMMON STOCKS AND WARRANTS
                                        (Cost $1,427,733,101)                                        2,529,280,777
                                                                                                  ----------------
------------------------------------------------------------------------------------------------------------------------------------

                                                           |  6  |

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                                   THIRD AVENUE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2004
                                                         (UNAUDITED)

                        INVESTMENT                                                                                      % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.06%
Bermuda Based             2,202,000     ESG Partners, LP (a) (b) (Bermuda)                        $             --       0.00%
Financial Institutions                                                                            ----------------

Insurance & Reinsurance   3,264,756     Head Insurance Investors, LP (a) (b)                               815,960
                          1,484,198     Insurance Partners II Equity Fund, LP (a) (b)                    1,369,355
                                                                                                  ----------------
                                                                                                         2,185,315       0.06%
                                                                                                  ----------------
                                        TOTAL LIMITED PARTNERSHIPS
                                        (Cost $6,950,954)                                                2,185,315
                                                                                                  ----------------
                        NOTIONAL
                        AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.85%
Call Option                             Kmart Holding Corp., Strike $13, expires 05/06/05 (b)            6,350,006       0.19%
                                        (option to purchase 103,279 shares of Kmart Holding Corp.)----------------

Foreign Currency Swap   100,000,000     Bear Stearns Currency Swap,
Contracts                               Termination Date 10/30/04 (f)                                    1,954,213       0.06%
                                                                                                  ----------------
Letter of Credit         20,650,000     Covanta Energy Corp., due 04/01/05 (b) (g)                      20,650,000       0.60%
                                                                                                  ----------------
                                        TOTAL OTHER INVESTMENTS
                                        (Cost $20,650,000)                                              28,954,219
                                                                                                  ----------------
------------------------------------------------------------------------------------------------------------------------------------

                                                           |  7  |

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                                   THIRD AVENUE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2004
                                                         (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 11.58%
Repurchase Agreements   340,814,493     Bear Stearns 1.30%, due 08/02/04 (h)                      $    340,841,493       9.98%
                                                                                                  ----------------
U.S. Treasury Bills      50,000,000     U.S. Treasury Bill 1.36%+, due 10/21/04                         49,841,200
                          5,000,000     U.S. Treasury Bill 1.70%+, due 01/20/05                          4,958,720
                                                                                                  ----------------
                                                                                                        54,799,920       1.60%
                                                                                                  ----------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $395,664,751)                                            395,641,413
                                                                                                  ----------------
                                        TOTAL INVESTMENT PORTFOLIO - 99.90%
                                        (Cost $2,260,492,768)                                        3,412,119,117
                                                                                                  ----------------
                                        CASH & OTHER ASSETS LESS
                                        LIABILITIES - 0.10%                                              3,562,357
                                                                                                  ----------------
                                        NET ASSETS - 100.00%                                        $3,415,681,474
                                        (Applicable to 75,157,953                                 ================
                                        shares outstanding)

                                        NET ASSET VALUE PER SHARE                                           $45.45
                                                                                                            ======

Notes:

(a)  Non-income producing securities.

(b)  Restricted/fair valued securities.

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)  Security in part on loan.

(e)  Segregated for future Fund commitments.

(f) The Fund is selling 10.982 billion Japanese yen and paying an interest rate of 0.10% in exhange for 100 million U.S. dollars and an interest rate of 1.25%.

(g) Letter of Credit collateralized by: Bank One Certificate of Deposit, 1.35%, due 10/29/04.

(h) Repurchase agreement collateralized by: U.S. Treasury Strips, par value $50,000,000, matures 08/15/05, value $49,007,500. U.S. Treasury Strips, par value $16,000,000, matures 11/15/05, value $15,559,680. U.S. Treasury
     Strips, par value $79,970,000, matures 02/15/11, value $60,939,539. U.S.
     Treasury Strips, par value $34,000,000, matures 11/15/14, value $20,734,900. U.S. Treasury Strips, par value $87,495,000, matures 11/15/15, value $50,337,623. U.S. Treasury Strips, par value $32,940,000, matures 05/15/16, value $18,259,960. U.S. Treasury Strips, par value $90,000,000, matures 11/15/16, value $48,491,100. U.S. Treasury Strips, par value $50,000,000, matures 05/15/17, value $25,963,500. U.S. Treasury Strips, par value $58,000,000, matures 02/15/20, value $25,252,040. U.S. Treasury
     Bonds, par value $100,000,000, matures 02/15/23, value $36,181,000.

*    Issuer in default.

+    Annualized yield at date of purchase.

ADR: American Depository Receipt.

                                    |  8  |

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                              THIRD AVENUE SMALL-CAP VALUE FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                      AT JULY 31, 2004
                                                         (UNAUDITED)

                         PRINCIPAL                                                                                      % OF
                         AMOUNT ($)     ISSUES                                                            VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.00%
Technology               4,942,604      Insilco Technologies Bank Debt (a) (b)                    $         21,716        0.00%
                                                                                                  ----------------
                                        TOTAL BANK DEBT
                                        (Cost $0)                                                           21,716
                                                                                                  ----------------
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 3.64%
U.S. Treasury Notes     14,000,000      U.S. Treasury Note 1.75%, due 12/31/04                          14,011,494
                        15,000,000      U.S. Treasury Note 1.125%, due 06/30/05                         14,885,160
                                                                                                  ----------------
                                                                                                        28,896,654       3.64%
                                                                                                  ----------------
                                        TOTAL U.S. GOVERNMENT OBLIGATIONS
                                        (Cost $28,935,678)                                              28,896,654
                                                                                                  ----------------
                             SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 76.26%
Aerospace & Defense        355,341      Herley Industries, Inc. (a)                                      6,680,411       0.84%
                                                                                                  ----------------
Agricultural Chemicals   1,006,700      Agrium, Inc. (Canada)                                           14,536,748       1.83%
                                                                                                  ----------------
Auto Parts                 355,700      Superior Industries International, Inc.                         11,627,833       1.46%
                                                                                                  ----------------
Business Development       934,350      Brascan Corp. Class A (Canada)                                  25,816,090
& Investment Companies   3,111,000      JZ Equity Partners PLC (United Kingdom)                          8,118,063
                           215,100      Leucadia National Corp.                                         11,075,499
                                                                                                  ----------------
                                                                                                        45,009,652       5.66%
                                                                                                  ----------------
Cable Television         1,059,200      CommScope, Inc. (a)                                             21,819,520
Equipment                  175,000      Scientific-Atlanta, Inc.                                         5,381,250
                                                                                                  ----------------
                                                                                                        27,200,770       3.42%
                                                                                                  ----------------
Consumer Products          498,418      JAKKS Pacific, Inc. (a)                                         10,003,249
                           335,000      K-Swiss, Inc. Class A                                            6,030,000
                           355,200      Russ Berrie & Co., Inc.                                          6,763,008
                                                                                                  ----------------
                                                                                                        22,796,257       2.87%
                                                                                                  ----------------
Banking                    362,798      NewAlliance Bancshares, Inc.                                     5,061,032       0.64%
                                                                                                  ----------------
Electronics Components     378,200      Advanced Power Technology, Inc. (a)                              4,027,830
                           485,400      American Power Conversion Corp.                                  7,329,540
                           307,700      Bel Fuse, Inc. Class B                                          11,304,898
------------------------------------------------------------------------------------------------------------------------------------

                                                          |  9  |

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                              THIRD AVENUE SMALL-CAP VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2004
                                                         (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                            VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electronics Components     208,084      Hutchinson Technology, Inc. (a)                           $      4,634,031
(continued)                529,517      IXYS Corp. (a)                                                   3,870,769
                           441,400      KEMET Corp. (a)                                                  4,453,726
                           453,600      Park Electrochemical Corp.                                      10,423,728
                           633,400      TriQuint Semiconductor, Inc. (a)                                 2,565,270
                                                                                                  ----------------
                                                                                                        48,609,792       6.12%
                                                                                                  ----------------
Energy/Coal                316,200      Fording Canadian Coal Trust (Canada)                            14,798,160       1.86%
                                                                                                  ----------------
Energy Services            165,800      Pogo Producing Co.                                               7,358,204
                           243,700      Precision Drilling Corp. (a) (Canada)                           12,119,201
                           190,000      Tidewater, Inc.                                                  5,766,500
                           502,200      Willbros Group, Inc. (a) (Panama)                                7,387,362
                                                                                                  ----------------
                                                                                                        32,631,267       4.11%
                                                                                                  ----------------
Financial Insurance         71,852      Radian Group, Inc.                                               3,306,629       0.42%
                                                                                                  ----------------
Forest Products & Paper    255,400      Deltic Timber Corp.                                              8,788,314
                         2,142,600      TimberWest Forest Corp. (Canada)                                20,813,368
                                                                                                  ----------------
                                                                                                        29,601,682       3.72%
                                                                                                  ----------------
Healthcare Services        231,640      AMN Healthcare Services, Inc. (a)                                2,988,156
                           639,418      Cross Country Healthcare, Inc. (a)                               9,540,117
                                                                                                  ----------------
                                                                                                        12,528,273       1.58%
                                                                                                  ----------------
Industrial Equipment       393,100      Alamo Group, Inc.                                                6,383,944
                           117,200      Bandag, Inc.                                                     5,232,980
                           238,900      Lindsay Manufacturing Co.                                        5,764,657
                           493,700      Trinity Industries, Inc.                                        14,845,559
                                                                                                  ----------------
                                                                                                        32,227,140       4.05%
                                                                                                  ----------------
Insurance - Multi Line      59,974      E-L Financial Corp., Ltd. (Canada)                              16,471,415       2.07%
                                                                                                  ----------------
Insurance & Reinsurance    312,900      Arch Capital Group, Ltd. (a) (Bermuda)                          12,046,650
                           135,000      Montpelier RE Holdings, Ltd. (Bermuda)                           4,776,300
                            42,500      Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                      7,794,075
                                                                                                  ----------------
                                                                                                        24,617,025       3.10%
                                                                                                  ----------------
------------------------------------------------------------------------------------------------------------------------------------

                                                         |  10  |

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                              THIRD AVENUE SMALL-CAP VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2004
                                                         (UNAUDITED)

                                                                                                                        % OF
                            SHARES      ISSUES                                                            VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Investment Companies       134,170      Westwood Holdings Group, Inc.                             $      2,421,768       0.31%
                                                                                                  ----------------
Life Insurance             179,000      FBL Financial Group, Inc. Class A                                4,757,820
                           582,200      The Phoenix Companies, Inc.                                      6,037,414
                                                                                                  ----------------
                                                                                                        10,795,234       1.36%
                                                                                                  ----------------
Manufactured Housing        75,200      Skyline Corp.                                                    2,812,480       0.35%
                                                                                                  ----------------
Media                      120,000      ValueVision Media, Inc. Class A (a)                              1,387,200       0.17%
                                                                                                  ----------------
Natural Resources &        187,500      Alexander & Baldwin, Inc.                                        6,165,000
Real Estate                187,300      Alico, Inc.                                                      7,227,907
                           139,000      Avatar Holdings, Inc. (a)                                        5,772,670
                           268,800      CRT Properties, Inc.                                             5,806,080
                           374,600      Forest City Enterprises, Inc. Class A                           19,629,040
                           140,800      Jones Lang LaSalle, Inc. (a)                                     4,083,200
                           388,100      LNR Property Corp.                                              20,961,281
                           403,200      The St. Joe Co.                                                 17,345,664
                           310,607      Tejon Ranch Co. (a)                                             10,343,213
                           211,300      Trammell Crow Co. (a)                                            2,833,533
                           343,000      Wellsford Real Properties, Inc. (a) (c)                          5,076,400
                                                                                                  ----------------
                                                                                                       105,243,988      13.24%
                                                                                                  ----------------
Non-Life Insurance - Japan 400,000      Sompo Japan Insurance, Inc. (Japan)                              3,944,193       0.50%
                                                                                                  ----------------
Oil & Gas                  261,000      St. Mary Land and Exploration Co.                                8,954,910
                           599,078      Whiting Petroleum Co. (a)                                       14,186,167
                                                                                                  ----------------
                                                                                                        23,141,077       2.91%
                                                                                                  ----------------
Pharmaceutical Services    449,345      PAREXEL International Corp. (a)                                  8,631,917
                           161,615      Pharmaceutical Product Development, Inc. (a)                     5,666,222
                                                                                                  ----------------
                                                                                                        14,298,139       1.80%
                                                                                                  ----------------
Retail                     215,700      The Dress Barn, Inc. (a)                                         3,612,975
                           300,000      Kmart Holding Corp. (a) (b)                                     22,067,550
                                                                                                  ----------------
                                                                                                        25,680,525       3.23%
                                                                                                  ----------------
------------------------------------------------------------------------------------------------------------------------------------

                                                         |  11  |

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                              THIRD AVENUE SMALL-CAP VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2004
                                                         (UNAUDITED)

                                                                                                                           % OF
                                 SHARES    ISSUES                                                            VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Securities Brokers, Dealers   1,713,021    Instinet Group, Inc. (a)                                  $      7,657,204       0.96%
& Flotation Companies                                                                                ----------------

Semiconductor                   280,700    Coherent, Inc. (a)                                               7,386,620
Equipment Manufacturers         959,462    Credence Systems Corp. (a)                                       8,596,780
& Related                       670,400    Electro Scientific Industries, Inc. (a)                         17,262,800
                                191,000    FSI International, Inc. (a)                                      1,002,750
                                                                                                     ----------------
                                                                                                           34,248,950       4.31%
                                                                                                     ----------------
Telecommunications              184,600    Advanced Fibre Communication, Inc. (a)                           3,093,896
Equipment                       471,000    Comverse Technology, Inc. (a)                                    8,035,260
                              1,414,015    Sycamore Networks, Inc. (a)                                      5,288,416
                                306,300    Tellabs, Inc. (a)                                                2,729,133
                                                                                                     ----------------
                                                                                                           19,146,705       2.41%
                                                                                                     ----------------
Utilities & Utility Service   1,220,200    Quanta Services, Inc. (a)                                        7,662,856       0.96%
Companies                                                                                            ----------------
                                           TOTAL COMMON STOCKS
                                           (Cost $440,559,607)                                            606,144,405
                                                                                                     ----------------

                             NOTIONAL
                             AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.11%
Call Options                               Kmart Holding Corp., Strike $13, expires 05/06/05 (b)              846,635
                                           (option to purchase 13,770 shares of Kmart Holding Corp.)
                                           Tejon Ranch Co., Strike $32.41, expires 09/07/04 (b)                13,515
                                           (option to purchase 9,010 shares of Tejon Ranch Co.)
                                           Tejon Ranch Co., Strike $35.65, expires 12/07/04 (b)                 2,756
                                           (option to purchase 3,029 shares of Tejon Ranch Co.)
                                                                                                     ----------------
                                                                                                              862,906       0.11%
                                                                                                     ----------------
Foreign Currency             10,000,000    Canadian Dollar, Strike 1.50 CAD, expires 08/24/04                       0       0.00%
Put Options                                                                                          ----------------

                                           TOTAL OTHER INVESTMENTS
                                           (Cost $221,174)                                                    862,906
                                                                                                     ----------------
------------------------------------------------------------------------------------------------------------------------------------

                                                          |  12  |

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                              THIRD AVENUE SMALL-CAP VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2004
                                                         (UNAUDITED)

                        PRINCIPAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                            VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 20.46%
Repurchase Agreements   62,803,353      Bear Stearns 1.30%, due 08/02/04 (d)                     $     62,803,353        7.90%
                                                                                                 ----------------
U.S. Treasury Bills     50,000,000      U.S. Treasury Bill 1.30%+, due 08/26/04                        49,953,874
                        50,000,000      U.S. Treasury Bill 1.36%+, due 10/21/04                        49,841,200
                                                                                                 ----------------
                                                                                                       99,795,074       12.56%
                                                                                                 ----------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $162,608,768)                                           162,598,427
                                                                                                 ----------------
                                        TOTAL INVESTMENT PORTFOLIO - 100.47%
                                        (Cost $632,325,227)                                           798,524,108
                                                                                                 ----------------
                                        LIABILITIES IN EXCESS OF
                                        OTHER ASSETS - (0.47%)                                         (3,711,681)
                                                                                                 ----------------
                                        NET ASSETS - 100.00%                                      $   794,812,427
                                        (Applicable to 39,861,549                                ================
                                        shares outstanding)

                                        NET ASSET VALUE PER SHARE                                          $19.94
                                                                                                           ======

Notes:

(a)  Non-income producing securities.

(b)  Restricted / fair valued securities.

(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d) Repurchase agreement collateralized by: U.S. Treasury Notes, par value $23,000,000 matures 01/15/12, value $27,269,515. U.S. Treasury Bonds, par value $22,510,000 matures 08/15/13, value $30,976,310. U.S. Treasury Bonds, par value $4,925,000 matures 04/15/32, value $6,379,668.

+    Annualized yield at date of purchase.

                                   |  13  |

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                             THIRD AVENUE REAL ESTATE VALUE FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                      AT JULY 31, 2004
                                                         (UNAUDITED)

                        PRINCIPAL
                        AMOUNT(+)/                                                                                      % OF
                        UNITS           ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 2.32%
Homebuilders           $ 1,228,000      Brookfield Homes Corp., 12.00%, due 06/30/20              $      1,274,050        0.10%
                                                                                                  ----------------
Natural Resources      $11,541,596      Crown Pacific Partners, 7.76%, due 02/01/13 (a) (b) *            8,540,781        0.67%
                                                                                                  ----------------
Real Estate Operating      400,000      Forest City Enterprises, Inc., $25 par, 7.375%,
Companies                    notes      due 02/01/34                                                     9,836,000
(Canadian Dollars)+      3,333,300      Sterling Centrecorp Inc., 8.50%, due 12/31/09 (b) (Canada)       2,257,314
                                                                                                  ----------------
                                                                                                        12,093,314        0.95%
                                                                                                  ----------------
Retail                 $10,000,000      Winn-Dixie Stores, Inc., 8.181%, due 09/01/24                    7,656,250        0.60%
                                                                                                  ----------------
                                        TOTAL CORPORATE BONDS
                                        (Cost $28,662,834)                                              29,564,395
                                                                                                  ----------------
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS - 1.17%
Term Loan               $ 3,791,868     Frank's Nursery & Crafts, Inc. 10.15%, due 05/21/05 (b)          3,791,868       0.30%
                                                                                                  ----------------
Revolving Credit Loan   $11,125,000     Frank's Nursery & Crafts, Inc. 10.15%, due 05/21/05 (b)         11,125,000       0.87%
                                                                                                  ----------------
                                        TOTAL MORTGAGE LOANS
                                        (Cost $14,916,868)                                              14,916,868
                                                                                                  ----------------
                             SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.73%
Real Estate Investment      246,200     CRT Properties Inc. 8.50%                                        6,354,422
Trusts                      125,000     RAIT Investment Trust 7.75%                                      3,006,250
                                                                                                  ----------------
                                                                                                         9,360,672       0.73%
                                                                                                  ----------------
                                        TOTAL PREFERRED STOCK
                                        (Cost $9,280,000)                                                9,360,672
                                                                                                  ----------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 76.22%
Assisted Living Facilities   25,571     CareMatrix Corp. (a) (b)                                                --       0.00%
                                                                                                  ----------------
Diversified Financial       774,000     Guoco Group Ltd. (Hong Kong)                                     6,450,124
Services                     22,223     Imperial Credit Industries, Inc. Warrants (a) (b)                       --
                                                                                                  ----------------
                                                                                                         6,450,124       0.51%
                                                                                                  ----------------
Homebuilders                434,690     Avatar Holdings, Inc. (a) (c)                                   18,052,676
                            273,040     Brookfield Homes Corp.                                           7,388,462
                                                                                                  ----------------
                                                                                                        25,441,138       1.99%
                                                                                                  ----------------
------------------------------------------------------------------------------------------------------------------------------------

                                                          |  14  |

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                             THIRD AVENUE REAL ESTATE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2004
                                                         (UNAUDITED)

                                                                                                                        % OF
                             SHARES     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Manufactured Housing        171,900     Cavalier Homes, Inc. (a)                                  $        773,550
                             85,600     Coachmen Industries, Inc.                                        1,331,080
                                                                                                  ----------------
                                                                                                         2,104,630       0.17%
                                                                                                  ----------------
Natural Resources            85,200     Deltic Timber Corp.                                              2,931,732       0.23%
                                                                                                  ----------------
Real Estate Investment      907,400     Acadia Realty Trust                                             12,857,858
Trusts                    1,990,800     American Financial Realty Trust                                 26,378,100
                            379,798     American Land Lease, Inc. (c)                                    7,219,960
                            203,200     Anthracite Capital, Inc.                                         2,229,104
                             45,000     Capital Lease Funding, Inc.                                        447,750
                          3,384,249     Catellus Development Corp.                                      84,606,225
                            320,869     CRIIMI Mae Inc. (a)                                              3,946,689
                            467,100     CRT Properties Inc.                                             10,089,360
                          1,430,850     Falcon Financial Investment Trust (c)                           10,731,375
                            551,300     First Potomac Realty Trust (c)                                  10,915,740
                            938,200     One Liberty Properties, Inc. (c)                                17,309,790
                            521,200     Prime Group Realty Trust (a)                                     2,684,180
                          1,454,802     ProLogis                                                        49,521,460
                          1,161,200     PS Business Parks, Inc. (c)                                     46,680,240
                            255,800     RAIT Investment Trust                                            6,200,592
                            951,000     Vornado Realty Trust                                            55,243,590
                                                                                                  ----------------
                                                                                                       347,062,013      27.18%
                                                                                                  ----------------
Real Estate Management      294,800     Jones Lang LaSalle, Inc. (a)                                     8,549,200
                          2,079,950     Trammell Crow Co. (a) (c)                                       27,892,130
                                                                                                  ----------------
                                                                                                        36,441,330       2.85%
                                                                                                  ----------------
Real Estate Operating     2,562,873     Brascan Corp. Class A (Canada)                                  70,812,181
Companies                 1,716,552     British Land Co. PLC (United Kingdom)                           21,943,847
                          1,262,900     Brookfield Properties Corp. (Canada)                            38,707,885
                            510,000     Consolidated-Tomoka Land Co. (c)                                19,482,000
                            937,300     First Capital Realty, Inc. (Canada)                             11,707,434
------------------------------------------------------------------------------------------------------------------------------------

                                                          |  15  |

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                             THIRD AVENUE REAL ESTATE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2004
                                                         (UNAUDITED)

                                                                                                                        % OF
                             SHARES     ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Operating     1,894,600     Forest City Enterprises, Inc. Class A (c)                 $     99,277,040
Companies (continued)     4,025,000     Killam Properties, Inc. (a) (c) (Canada)                         6,057,186
                          1,435,000     Killam Properties, Inc. (a) (b) (c) (Canada)                     1,954,364
                          1,955,200     LNR Property Corp. (c)                                         105,600,352
                            108,000     Sterling Centrecorp, Inc. (a) (Canada)                              77,201
                            108,000     Sterling Centrecorp, Inc. Warrants (a) (b) (Canada)                 15,733
                            376,964     Tejon Ranch Co. (a)                                             12,552,901
                          2,686,400     The St. Joe Co.                                                115,568,928
                            827,550     Wellsford Real Properties, Inc. (a) (c)                         12,247,740
                                                                                                  ----------------
                                                                                                       516,004,792      40.40%
                                                                                                  ----------------
Retail                      131,904     Frank's Nursery & Crafts, Inc. (a)                                  88,455
                          1,480,263     Frank's Nursery & Crafts, Inc. Warrants, Strike $1.14 (a) (b)       58,174
                          1,256,281     Frank's Nursery & Crafts, Inc. Warrants, Strike $1.99 (a) (b)        5,779
                            500,000     Kmart Holding Corp. (a) (b)                                     36,779,250
                                                                                                  ----------------
                                                                                                        36,931,658       2.89%
                                                                                                  ----------------
                                        TOTAL COMMON STOCKS AND WARRANTS
                                        (Cost $761,660,194)                                            973,367,417
                                                                                                  ----------------

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.12%
Call Options                            Kmart Holding Corp., Strike $13, expires 05/06/05 (b)            1,411,119
                                        (option to purchase 22,951 shares of Kmart Holding Corp.)
                                        Tejon Ranch Co., Strike $32.41, expires 09/07/04 (b)                26,982
                                        (option to purchase 17,988 shares of Tejon Ranch Co.)
                                        Tejon Ranch Co., Strike $35.65, expires 12/07/04 (b)                 5,539
                                        (option to purchase 6,087 shares of Tejon Ranch Co.)
                                                                                                  ----------------
                                                                                                         1,443,640       0.11%
                                                                                                  ----------------


------------------------------------------------------------------------------------------------------------------------------------

                                                          |  16  |

                                                      [GRAPHIC OMITTED]

                                                     THIRD AVENUE TRUST
                                             THIRD AVENUE REAL ESTATE VALUE FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                      AT JULY 31, 2004
                                                         (UNAUDITED)

                                                                                                                        % OF
                                        ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS (CONTINUED)
Put Options                             Winn-Dixie Stores, Inc., Strike $5, expires 01/22/05        $       55,000
                                        (option to sell 100,000 shares of Winn-Dixie Stores, Inc.)
                                        Winn-Dixie Stores, Inc., Strike $5, expires 01/21/06                60,000
                                        (option to sell 50,000 shares of Winn-Dixie Stores, Inc.)
                                                                                                    --------------
                                                                                                           115,000       0.01%
                                                                                                    --------------
                                        TOTAL OTHER INVESTMENTS
                                        (Cost $345,016)                                                  1,558,640
                                                                                                    --------------
                         PRINCIPAL
                         AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 3.90%
U.S. Treasury Bills      50,000,000     U.S. Treasury Bill 1.36%+, due 10/21/04 (d)                     49,841,200       3.90%
                                                                                                    --------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $49,849,747)                                              49,841,200
                                                                                                    --------------
                                        TOTAL INVESTMENT PORTFOLIO - 84.46%
                                        (Cost $864,714,659)                                          1,078,609,192
                                                                                                    --------------
                                        CASH & OTHER ASSETS LESS
                                        LIABILITIES - 15.54%                                           198,486,746
                                                                                                    --------------
                                        NET ASSETS - 100.00%                                        $1,277,095,938
                                        (Applicable to 54,996,570                                   ==============
                                        shares outstanding)

                                        NET ASSET VALUE PER SHARE                                          $23.22
                                                                                                           ======

Notes:

(a)  Non-income producing securities.

(b)  Restricted / fair valued securities.

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

(d)  Segregated for future Fund commitments.

*    Issuer in default.

+    Denominated in U.S. Dollars unless otherwise noted.

+    Annualized yield at date of purchase.

                                   |  17  |

                                                     [GRAPHIC OMITTED]

                                                    THIRD AVENUE TRUST
                                           THIRD AVENUE INTERNATIONAL VALUE FUND
                                                 PORTFOLIO OF INVESTMENTS
                                                     AT JULY 31, 2004

                                                             (UNAUDITED)
                        PRINCIPAL                                                                                        % OF
                        AMOUNT (*)      ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BONDS - 6.14%
Foreign Government Obligations
(Canadian Dollar) *      6,780,000      Canadian T-Bill, 2.84%, due 11/04/04                       $    5,073,317
(New Zealand Dollar) *   8,000,000      New Zealand Government, 6.50%, due 02/15/05                     5,077,795
(Norwegian Kroner) *    44,680,000      Norwegian Government, 5.75%, due 11/30/04                       6,459,923
                                                                                                   --------------
                                                                                                       16,611,035        6.14%
                                                                                                   --------------
                                        TOTAL BONDS
                                        (Cost $16,671,320)                                             16,611,035
                                                                                                   --------------
                            SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 63.97%
Advertising                194,500      Asatsu-DK, Inc. (Japan)                                         5,139,316        1.90%
                                                                                                   --------------
Agriculture                300,400      Agrium, Inc. (Canada)                                           4,337,776
                           226,952      Cresud SACIFYA ADR (Argentina)                                  2,271,790
                         8,761,000      Del Monte Pacific, Ltd. (Singapore)                             2,978,460
                                                                                                   --------------
                                                                                                        9,588,026        3.55%
                                                                                                   --------------
Building & Construction    127,500      Fomento de Construcciones y Contratas S.A. (Spain)              4,522,213
Products/Services           30,000      Imerys S.A. (France)                                            1,825,789
                                                                                                   --------------
                                                                                                        6,348,002        2.35%
                                                                                                   --------------
Business Development     1,007,100      Dundee Precious Metals, Inc. Class A (a) (Canada)               4,736,174
& Investment Companies     499,700      Guoco Group, Ltd. (Hong Kong)                                   4,164,247
                           175,000      Investor AB Class A (Sweden)                                    1,721,745
                           685,000      JZ Equity Partners PLC (United Kingdom)                         1,787,487
                               450      Pargesa Holding AG (Switzerland)                                1,224,059
                                                                                                   --------------
                                                                                                       13,633,712        5.04%
                                                                                                   --------------
Corporate Services      10,695,000      Boardroom, Ltd. (c) (Singapore)                                 2,827,968        1.05%
                                                                                                   --------------
Diversified Operations     914,400      Hutchison Whampoa, Ltd. (Hong Kong)                             6,184,042        2.29%
                                                                                                   --------------
Energy/Coal                 65,000      Fording Canadian Coal Trust (Canada)                            3,042,000
                           522,700      Westshore Terminals Income Fund (Canada)                        3,107,096
                                                                                                   --------------
                                                                                                        6,149,096        2.27%
                                                                                                   --------------
Energy/Services            290,400      Farstad Shipping ASA (Norway)                                   2,488,592
                           115,000      Compagnie Generale de Geophyisque SA (a) (France)               6,021,370
                           555,800      Smedvig ASA Class A (Norway)                                    6,191,829
                                                                                                   --------------
                                                                                                       14,701,791        5.44%
                                                                                                   --------------
------------------------------------------------------------------------------------------------------------------------------------

                                                        |  18  |

                                                     [GRAPHIC OMITTED]

                                                    THIRD AVENUE TRUST
                                           THIRD AVENUE INTERNATIONAL VALUE FUND
                                           PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AT JULY 31, 2004
                                                        (UNAUDITED)

                                                                                                                       % OF
                            SHARES      ISSUES                                                            VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Engineering/Construction   524,600      Aker Kvaerner ASA (a) (Norway)                             $    9,215,931        3.41%
                                                                                                   --------------
Forest Products & Paper    600,000      Canfor Corp. (a) (Canada)                                       6,907,449
                        12,234,818      Rubicon, Ltd. (a) (New Zealand)                                 6,900,885
                                                                                                   --------------
                                                                                                       13,808,334        5.11%
                                                                                                   --------------
IT Services                115,640      Cap Gemini SA (a) (France)                                      3,852,346        1.43%
                                                                                                   --------------
Insurance                4,403,516      BRIT Insurance Holdings PLC (United Kingdom)                    6,486,122
                             4,291      E-L Financial Corp., Ltd. (Canada)                              1,178,491
                               140      Millea Holdings, Inc. (Japan)                                   2,060,024
                           285,000      Sompo Japan Insurance, Inc. (Japan)                             2,810,237
                                                                                                   --------------
                                                                                                       12,534,874        4.64%
                                                                                                   --------------
Metals & Mining            283,800      Noranda, Inc. (Canada)                                          4,796,220        1.77%
                                                                                                   --------------
Metals-Diversified       3,575,000      Zinifex Ltd. (a) (Australia)                                    4,731,745        1.75%
                                                                                                   --------------
Other Financial            250,000      Banco Latinoamericano de Exportaciones, S.A. (Panama)           3,927,500
                           241,700      Oslo Bors Holding ASA (Norway)                                  7,939,813
                                                                                                   --------------
                                                                                                       11,867,313        4.39%
                                                                                                   --------------
Securities Brokerage    31,428,000      Hotung Investment Holdings, Ltd. (a) (Singapore)                3,142,800
                           652,300      Ichiyoshi Securities Co., Ltd. (Japan)                          5,261,475
                                                                                                   --------------
                                                                                                        8,404,275        3.11%
                                                                                                   --------------
Software                   425,000      GEAC Computer Corp., Ltd. (a) (Canada)                          2,782,167        1.03%
                                                                                                   --------------
Telecommunications       1,302,182      Telecom Corp. of New Zealand, Ltd. (New Zealand)                5,050,570        1.87%
                                                                                                   --------------
Transportation          20,700,000      Chuan Hup Holdings, Ltd. (Singapore)                            6,375,708
                           288,200      Ganger Rolf ASA (Norway)                                        6,791,782
                           175,000      Golar LNG, Ltd. (a) (Norway)                                    2,524,441
                         4,007,000      Noble Group, Ltd. (Singapore)                                   2,223,847
                        11,272,687      Toll NZ, Ltd. (a) (c) (New Zealand)                            13,359,381
                                                                                                   --------------
                                                                                                       31,275,159       11.57%
                                                                                                   --------------
                                        TOTAL COMMON STOCKS
                                        (Cost $132,176,000)                                           172,890,887
                                                                                                   --------------

------------------------------------------------------------------------------------------------------------------------------------

                                                         |  19  |

                                                     [GRAPHIC OMITTED]

                                                    THIRD AVENUE TRUST
                                           THIRD AVENUE INTERNATIONAL VALUE FUND
                                           PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AT JULY 31, 2004
                                                        (UNAUDITED)

                        NOTIONAL                                                                                       % OF
                        AMOUNT ($)      ISSUES                                                            VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.22%
Foreign Currency         2,500,000      Euro Dollar, Strike 1.18 EUR, expires 01/18/05             $       49,000
Put Options              8,000,000      New Zealand Dollar, Strike 0.63 NZD, expires 01/18/05             344,000
                        10,000,000      Norwegian Kroner, Strike 7.30 NOK, expires 01/18/05               149,000
                         5,000,000      Canadian Dollar, Strike 1.36 CAD, expires 01/19/05                 65,000
                                                                                                   --------------
                                                                                                          607,000        0.22%
                                                                                                   --------------
                                        TOTAL OTHER INVESTMENTS
                                        (Cost $856,200)                                                   607,000
                                                                                                   --------------
                        PRINCIPAL
                        AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 30.06%
Repurchase Agreements   31,358,795      Bear Stearns 1.30%, due 08/02/04 (b)                           31,358,795       11.60%
                                                                                                   --------------
U.S. Treasury Bills     25,000,000      U.S. Treasury Bill 1.21%+, due 08/19/04                        24,984,378
                        25,000,000      U.S. Treasury Bill 1.36%+, due 10/21/04                        24,920,600
                                                                                                   --------------
                                                                                                       49,904,978       18.46%
                                                                                                   --------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $81,268,785)                                             81,263,773
                                                                                                   --------------
                                        TOTAL INVESTMENT PORTFOLIO - 100.39%
                                        (Cost $230,972,305)                                           271,372,695
                                                                                                   --------------
                                        LIABILITIES IN EXCESS OF
                                        CASH & OTHER ASSETS - (0.39%)                                  (1,042,435)
                                                                                                   --------------
                                        NET ASSETS - 100.00%                                       $  270,330,260
                                        (Applicable to 17,367,435                                  ==============
                                        shares outstanding)

                                        NET ASSET VALUE PER SHARE                                          $15.57
                                                                                                           ======

Notes:

(a)  Non-income producing securities.

(b) Repurchase agreement collateralized by: U.S. Treasury Bonds, par value $23,450,000, matures 08/15/13, value $32,269,857.

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

ADR: American Depository Receipt.

+    Annualized yield at date of purchase.

*    Denominated in foreign currency as noted.

                                    |  20  |

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) On June 3, 2004, Michael T. Carney resigned as the Trust's Chief Financial Officer. On that same date, the Board of Trustees of the Trust acknowledged that Julie A. Smith would serve as the Trust's principal financial officer pending the appointment of a permanent replacement for Mr. Carney. On September 9, 2004, the Board of Trustees appointed Vincent Dugan as Chief Financial Officer and Principal Financial Officer. The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): THIRD AVENUE TRUST
              ------------------

By: /S/ DAVID M. BARSE
   -------------------

Title: PRINCIPAL EXECUTIVE OFFICER
       ---------------------------

Date: SEPTEMBER 28, 2004
      ------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant): THIRD AVENUE TRUST
              ------------------

By: /S/ DAVID M. BARSE
   -------------------

Title: PRINCIPAL EXECUTIVE OFFICER
       ---------------------------

Date: SEPTEMBER 28, 2004
      ------------------


By: /S/ VINCENT DUGAN
    -----------------

Title: PRINCIPAL FINANCIAL OFFICER

Date:  SEPTEMBER 28, 2004